Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Current	(5,212)	(1,482)	(1,652)
Deferred	(2,355)	(3,674)	1,027

Income tax expense	(7,567)	(5,156)	(625)

Reconciliations of Tax Charge

Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Net income before income tax expenses	226,494	218,471	139,767
Net income not subject to taxes	(81,604)	(131,529)	(148,118)

Net income (loss) subject to taxes	144,890	86,942	(8,351)

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(33,083)	(16,476)	(731)
Adjustments to valuation allowance and uncertain tax position	14,851	12,830	3,352
Permanent and currency differences	11,507	1,576	2,069
Change in tax rate	(842)	(3,086)	(5,315)

Tax expense charge related to the current year	(7,567)	(5,156)	(625)

Components of Partnership's Deferred Tax Assets (Liabilities)

The significant components of the Partnership’s deferred tax assets (liabilities) included in other assets were as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
	$	$
Derivative instruments	8,647	21,757
Taxation loss carryforwards and disallowed finance costs	48,440	52,804
Vessels and equipment	3,602	3,190
Capitalized interest	(2,261)	(2,342)

	58,428	75,409
Valuation allowance	(58,428)	(73,054)

Net deferred tax assets	—	2,355